Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance, beginning of period				$ 1,341.9				$ 1,206.8	$ 1,341.9	$ 1,206.8	$ 1,222.4
Other comprehensive income (loss)									16.5	(11.1)	(73.8)
Reclassifications, pretax									6.4	10.3	5.4
Income tax effect									1.4	1.6	0.3
Attributable to noncontrolling interest									0.1
Balance, end of period	$ 1,425.1				$ 1,341.9				1,425.1	1,341.9	1,206.8
Net trade sales	1,182.0	$ 1,207.6	$ 845.1	1,045.5	1,144.9	$ 1,239.3	$ 1,213.2	1,155.1	4,280.2	4,752.5	4,269.5
Cost of goods sold									3,376.1	3,728.5	3,357.4
Interest expense									82.7	90.7	60.9
Total reclassifications, pretax	108.0	$ 107.0	$ (6.1)	44.1	77.6	$ 95.1	$ 79.1	62.2	253.0	314.0	323.5
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance, beginning of period				(21.5)				(26.5)	(21.5)	(26.5)	40.5
Other comprehensive income (loss)									27.8	5.0	(67.0)
Reclassifications, pretax									0.0	0.0	0.0
Income tax effect									0.0	0.0	0.0
Attributable to noncontrolling interest									0.1
Balance, end of period	6.4				(21.5)				6.4	(21.5)	(26.5)
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance, beginning of period				(4.1)				(11.8)	(4.1)	(11.8)	(11.5)
Other comprehensive income (loss)									4.5	2.5	(3.1)
Reclassifications, pretax									2.4	7.4	2.8
Income tax effect									(1.4)	(2.2)	0.0
Attributable to noncontrolling interest									0.0
Balance, end of period	1.4				(4.1)				1.4	(4.1)	(11.8)
Other (income) expense, net										0.0
Defined Benefit Pension Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance, beginning of period				(51.2)				(39.3)	(51.2)	(39.3)	(38.5)
Other comprehensive income (loss)									(15.8)	(18.6)	(3.7)
Reclassifications, pretax									4.0	2.9	2.6
Income tax effect									2.8	3.8	0.3
Attributable to noncontrolling interest									0.0
Balance, end of period	(60.2)				(51.2)				(60.2)	(51.2)	(39.3)
Other (income) expense, net										2.9
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance, beginning of period				$ (76.8)				$ (77.6)	(76.8)	(77.6)	(9.5)
Balance, end of period	$ (52.4)				$ (76.8)				(52.4)	(76.8)	(77.6)
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net trade sales									0.0	0.0	0.0
Cost of goods sold									0.0	0.0	0.0
Interest expense									0.0	0.0	0.0
Other (income) expense, net									0.0	0.0	0.0
Total reclassifications, pretax									0.0	0.0	0.0
Reclassification out of Accumulated Other Comprehensive Income | Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net trade sales									(1.4)	3.6	(2.6)
Cost of goods sold									(0.7)	(0.6)	1.1
Interest expense									4.5	4.4	4.3
Other (income) expense, net									0.0		0.0
Total reclassifications, pretax									2.4	7.4	2.8
Reclassification out of Accumulated Other Comprehensive Income | Defined Benefit Pension Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net trade sales									0.0	0.0	0.0
Cost of goods sold									0.0	0.0	0.0
Interest expense									0.0	0.0	0.0
Other (income) expense, net									4.0		2.6
Total reclassifications, pretax									4.0	2.9	2.6
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net trade sales									(1.4)	3.6	(2.6)
Cost of goods sold									(0.7)	(0.6)	1.1
Interest expense									4.5	4.4	4.3
Other (income) expense, net									4.0	2.9	2.6
Total reclassifications, pretax									$ 6.4	$ 10.3	$ 5.4